Condensed Consolidated Interim Balance Sheets (Unaudited) - CAD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 561	$ 625
Accounts receivable and other current assets (Note 5)		1,787	1,818
Prepaid expenses		193	150
Inventories		596	566
Regulatory assets (Note 6)		780	866
Total current assets		3,917	4,025
Other assets		1,364	1,298
Regulatory assets (Note 6)		3,762	3,518
Property, plant and equipment, net		45,636	43,385
Intangible assets, net		1,555	1,510
Goodwill		12,538	12,184
Total assets		68,772	65,920
Current liabilities
Short-term borrowings (Note 7)		68	119
Accounts payable and other current liabilities		2,376	2,972
Regulatory liabilities (Note 6)		607	577
Current installments of long-term debt (Note 7)		2,630	2,296
Total current liabilities		5,681	5,964
Regulatory liabilities (Note 6)		3,466	3,381
Deferred income taxes		4,657	4,399
Long-term debt (Note 7)		28,671	27,235
Finance leases		338	339
Other liabilities		1,302	1,270
Total liabilities		44,115	42,588
Commitments and contingencies (Note 15)
Equity
Common shares	[1]	15,346	15,108
Preference shares		1,623	1,623
Additional paid-in capital		8	9
Accumulated other comprehensive income		1,161	653
Retained earnings		4,611	4,112
Shareholders' equity		22,749	21,505
Non-controlling interests		1,908	1,827
Total equity		24,657	23,332
Total liabilities and equity		$ 68,772	$ 65,920

[1]	No par value. Unlimited authorized shares. 495.2 million and 490.6 million issued and outstanding as at June 30, 2024 and December 31, 2023, respectively.